The AFL-CIO Housing Investment Trust is investing workers' pension capital in a three-year initiative to create 15,000 union construction jobs and help put America back to work at a time when construction unemployment remains painfully high. Pension capital invested through the HIT's Construction Jobs Initiative is helping union members get back to work while supporting the economic recovery.

The HIT is one of the only fund managers that has created significant numbers of union jobs through the Great Recession. With its competitive returns for investors and its collateral benefits of union job creation and affordable housing, the HIT exemplifies the model of responsible investing envisioned by union leaders more than 45 years ago. In the decades since then, the HIT has invested more than $6.3 billion of workers' capital to create 70,000 union construction jobs, helping union pension investors to fulfill their goal of responsible investing.

"Hundreds of union construction workers are back on the job earning a family-supporting wage."

— **Gary LaBarbera,** President, BCTC of Greater New York

BEST WISHES
Sean McGarvey



HIT wishes you the very best on your election as President of the Building and Construction Trades Department, AFL-CIO. It is a well deserved honor. We look forward to working together on the important mission of creating union construction jobs.



42 Projects Financed In 23 Cities Since Jobs Initiative Began in 2009

Union construction jobs: 12,500+
HIT commitments: $1B
Total development value: $2.2B

The Obama administration invited union leaders to the White House in 2009 to help forge an economic recovery plan and asked labor's pension investment vehicles to be part of the solution to the jobs crisis. The AFL-CIO Housing Investment Trust responded with its Construction Jobs Initiative, which is using union pension capital to create jobs and support the economic recovery.

After creating 10,000 union construction jobs in less than two years, the HIT was challenged by Mark Ayers, a valued member of its Board of Trustees, to raise the goal to 15,000 jobs. The HIT is committed to reaching this ambitious 15,000 jobs target by the end of 2012.

To date, the Construction Jobs Initiative has created more than 12,500 union construction jobs in more than 20 cities. Forty-two projects, with financing from the HIT, its subsidiary Building America, or both, are creating or preserving more than 13,500 housing units and spurring economic growth in communities coast to coast.

THANK YOU TO OUR INVESTORS for helping the HIT create more than 12,500 union construction jobs in the last three years under our Construction Jobs Initiative. Your investments have enabled us to commit $1 billion of pension capital for construction-related investments that are generating good income for our investors while creating family-supporting union jobs. But we are not stopping there.

Our commitment to you is that we will continue to carry out our successful investment strategy so we can deliver competitive returns to our investors and reach our increased job creation goal of 15,000 union construction jobs by the end of this year. We value your support.

Union Capital Revitalizes Communities



Union pension capital invested through the HIT's Construction Jobs Initiative is helping spur economic recovery by bringing long-postponed development projects to reality and helping meet the growing need for low-cost housing. Projects supported through these investments range from affordable housing for working families, to state-of-the-art healthcare facilities and mixed-use developments. More than half of these projects are promoting sustainability and reducing operating costs through energy retrofits or LEED certification, demonstrating the HIT's commitment to green communities.

In addition to the 15,000 union construction jobs projected by year-end, these investments are stimulating an estimated 10,000 jobs in other industries, bolstering the economy in communities coast to coast.

Projects Underway Across the Nation:



"The HIT's investment here helped assure that the project would be all-union at a time when there has been little residential construction and our members really need the work."

— **Mike Theriault**, Secretary Treasurer
San Francisco BCTC

Building America, HIT's New Subsidiary, Is Creating Jobs



Building America, the HIT's subsidiary, has completed its first full year of operation as a catalyst for job creation and economic development in low-income communities. Building America is using the federal New Markets Tax Credit program to finance union-built projects that will bring needed services and permanent jobs to distressed neighborhoods. Ground has been broken on Building America's first three projects.

"In these tough economic times, the good union construction jobs created by this project are a godsend for our members."

—**Patrick Kelleher,** President
Hudson County, NJ, BCTC

Putting Union Members Back to Work

"This union-built, union-financed project is just one way unions and their signatory employers are contributing to our community and making it a better place to live."

— **Tom Villanova,** President
Chicago and Cook County BCTC





"This major project will keep hundreds of union members working as it meets the need for affordable housing."

— **Martin J. Walsh,** Secretary-Treasurer
and General Business Agent,
Boston Metropolitan District BCTC

HIT Performance Tops Benchmark for 19th Year

With an 8.34% one-year gross return, the HIT again beat its benchmark in 2011 for the 19th consecutive calendar year. The HIT's one-year net return of 7.86% also exceeded the benchmark, the Barclays Capital Aggregate Bond Index, in a year when many other fixed-income funds underperformed.

AVERAGE ANNUAL TOTAL RETURNS

As of December 31, 2011



10
8
6
4
2
0
Percent
8.34%
7.86%
7.84%
7.23%
6.76%
6.77%
6.90%
6.45%
6.50%
6.32%
5.89%
5.78%
1 Year
3 Year
5 Year
10 Year
AFL-CIO Housing Investment Trust Gross
AFL-CIO Housing Investment Trust Net
Barclays Capital Aggregate Bond Index

For the 1-, 3-, 5-, and 10-year periods ended March 31, 2012, the HIT's net returns were 7.25%, 5.93%, 6.17%, and 5.81%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

HIT CONSTRUCTION JOBS INITIATIVE * 12,568 jobs since 2009

42 projects in 23 cities • 225 CENTRE STREET, BOSTON, MA, 300 JOBS • 333 HARRISON, SAN FRANCISCO, CA, 603 JOBS • APPLEWOOD POINTE, BLOOMINGTON, MN, 130 JOBS • APPLEWOOD POINTE, ROSEVILLE, MN, 70 JOBS • ARC LIGHT CO. RESIDENCES, SAN FRANCISCO, CA, 276 JOBS • BRONZEVILLE SENIOR APARTMENTS, CHICAGO, IL, 112 JOBS • CHARLESVIEW, BOSTON, MA, 858 JOBS • COUNCIL TOWER SENIOR APARTMENTS, ST. LOUIS, MO, 214 JOBS • COQUILLE





VALLEY HOSPITAL, COQUILLE, OR,
224 JOBS • CUNY GRADUATE HOUSING,
NEW YORK, NY, 166 JOBS • THE DEMPSEY,
NEW YORK, NY, 135 JOBS • THE
DOUGLASS, NEW YORK, NY, 185 JOBS
• ELIZABETH SETON PEDIATRIC CENTER,
YONKERS, NY, 804 JOBS • ELLIPSE
ON EXCELSIOR, ST. LOUIS PARK, MN,





213 JOBS • FLO CO FUSION
APARTMENTS, MINNEAPOLIS,
MN, 100 JOBS • FRANKLIN PARK
APARTMENTS, BOSTON, MA, 192
JOBS • HAZEL WINTHROP
APARTMENTS, CHICAGO, IL, 37
JOBS • HOLY INFANT AND
ST. JOSEPH APARTMENTS,
SHREWSBURY, MO, 75 JOBS •
INVER GLEN SENIOR HOUSING,





INVER GROVE HEIGHTS, MN, 113 JOBS • THE
LAUREL, ST. LOUIS, MO, 1,333 JOBS •
LAWNDALE TERRACE AND PLAZA COURT
APARTMENTS, CHICAGO, IL, 92 JOBS • LIBERTY
MEADOWS ESTATES PHASE II, JOLIET, IL,
54 JOBS • MAC MAHON CENTER, JERSEY CITY,
NJ (BUILDING AMERICA PROJECT), 312 JOBS
• MAYFIELD MANOR, CANTON, OHIO, 100

JOBS • THE MODERNE, MILWAUKEE, WI, 349 JOBS • OLD COLONY HOUSING, BOSTON, MA, 321 JOBS • NYCHA BONDS HOUSING, NEW YORK, NY, 177 JOBS • PARK PACIFIC APARTMENTS, ST. LOUIS, MO, 656 JOBS • PARKWAY LAKESIDE APARTMENTS, O'FALLON, IL, 188 JOBS • PASEO VERDE, PHILADELPHIA, PA (BUILDING AMERICA PROJECT), 307 JOBS • PAUL STEWART I & II, CHICAGO, IL, 386 JOBS • PENN SOUTH APARTMENTS, NEW YORK, NY, 610 JOBS • POTRERO LAUNCH APARTMENTS, SAN FRANCISCO, CA, 463 JOBS • RANDOLPH TOWER APARTMENTS, CHICAGO, IL, 687 JOBS • REGENCY TOWER, NEW BEDFORD, MA, 176 JOBS • RIVERSIDE PLAZA APARTMENTS, MINNEAPOLIS, MN, 636 JOBS • SOLHEM APARTMENTS (UPTON HOUSE), MINNEAPOLIS, MN, 84 JOBS • SQUANTUM GARDENS, QUINCY, MA, 290 JOBS • VICTORY CENTRE AT SOUTH CHICAGO, CHICAGO, IL, 98 JOBS • VILLAS AT CRYSTAL LAKE, SWANSEA, IL, 161 JOBS • WASHINGTON BEECH HOUSING, BOSTON, MA, 144 JOBS • YORKDALE TERRACE TOWN HOMES, EDINA, MN, 137 JOBS

Investors should consider the HIT's investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT's prospectus. To obtain a prospectus, call the HIT at 202-331-8055 or view the HIT's website at www.aflcio-hit.com.

AFL-CIO HOUSING INVESTMENT TRUST

2401 Pennsylvania Ave., NW
Suite 200
Washington, DC 20037
Phone: 202-331-8055

www.aflcio-hit.com

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